Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	329	$6,377
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	620	6,251
PGIM QMA Commodity Strategies Fund (Class R6)	529	3,910
PGIM QMA Emerging Markets Equity Fund (Class R6)	1,182	11,466
PGIM QMA International Developed Markets Index Fund (Class R6)	2,976	30,381
PGIM QMA Large-Cap Core Equity Fund (Class R6)	2,258	31,706
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	1,411	12,406
PGIM QMA US Broad Market Index Fund (Class R6)	1,548	20,321
PGIM Total Return Bond Fund (Class R6)	271	3,863

Total Long-Term Investments (cost $142,156)		126,681

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $125)	125	125

TOTAL INVESTMENTS 100.0% (cost $142,281)(w)		126,806
Liabilities in excess of other assets (0.0)%		(23)

Net Assets 100.0%		$126,783

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds